THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 38.8%

	Shares	Value

Austria — 0.1%
Verbund	5,474	$466,072

Brazil — 0.2%
Itau Unibanco Holding ADR *	47,141	234,762
Localiza Rent a Car	26,976	314,701
Lojas Renner *	27,650	118,524
MercadoLibre *	211	249,337
Raia Drogasil	32,600	160,229

		1,077,553

Canada — 0.2%
Algonquin Power & Utilities	40,179	292,914
Kinaxis *	712	82,756
Northland Power	14,895	400,095

		775,765

China — 0.5%
Alibaba Group Holding ADR *	7,463	822,423
Baidu ADR *	5,777	778,046
Pinduoduo ADR *	8,267	810,001

		2,410,470

Denmark — 0.7%
Orsted	5,045	449,268
Vestas Wind Systems	83,123	2,432,311

		2,881,579

Finland — 0.1%
Fortum	29,393	441,841

France — 0.4%
Dassault Systemes	2,428	90,299
Engie	32,065	455,317
Legrand	5,682	506,629
LVMH Moet Hennessy Louis Vuitton	781	681,791
Schneider Electric	721	116,957

		1,850,993

Germany — 1.0%
E.ON	50,195	547,269
Infineon Technologies	15,825	569,863
RWE	11,210	499,055
SAP	10,403	1,233,167
Siemens	881	137,616

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Germany — continued
Siemens Energy *	72,149	$1,508,544

		4,495,514

Greece — 0.0%
JUMBO *	10,692	192,003

Hong Kong — 0.4%
Geely Automobile Holdings	207,000	335,816
Shenzhou International Group Holdings	49,791	627,049
Wuxi Biologics Cayman *	70,891	591,969

		1,554,834

Hungary — 0.1%
OTP Bank Nyrt	5,505	165,874
Richter Gedeon Nyrt	7,691	173,673

		339,547

India — 0.5%
Angel One	15,292	230,779
Avenue Supermarts *	3,331	143,072
Divi’s Laboratories	5,041	204,827
HDFC Bank	13,359	262,887
Hindustan Unilever	10,029	316,419
ICICI Bank	20,981	214,660
Info Edge India	2,432	109,753
Reliance Industries	10,677	308,004
Tata Consultancy Services	7,647	315,620

		2,106,021

Indonesia — 0.1%
Bank Central Asia	769,900	436,925

Ireland — 0.1%
Kerry Group, Cl A	3,603	337,600

Italy — 0.7%
Enel	91,267	537,389
ERG	13,554	409,281
Prysmian	28,141	1,149,208
STMicroelectronics	12,880	606,307
Terna - Rete Elettrica Nazionale	63,810	504,854

		3,207,039

Japan — 4.9%
Advantest	5,500	394,245
Ajinomoto	20,400	672,559

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Asahi Group Holdings	10,600	$350,036
Asics	19,700	468,871
Concordia Financial Group	45,200	198,625
Dai-ichi Life Holdings	19,100	448,139
Daiichi Sankyo	12,000	376,883
FANUC	6,700	1,183,821
Fuji Electric	12,300	497,879
Fuji Oil Holdings	10,100	160,167
FUJIFILM Holdings	5,800	306,943
Fujikura	63,200	480,406
Fujitsu	600	85,428
Hitachi	20,835	1,092,639
ITOCHU	20,400	659,366
JCR Pharmaceuticals	11,800	145,593
JMDC	5,700	188,376
Keyence	4,424	2,036,672
M&A Capital Partners *	8,300	281,122
Menicon	15,700	346,922
MINEBEA MITSUMI	7,400	129,002
Mitsubishi Electric	41,500	457,361
Mitsubishi UFJ Financial Group	72,800	533,251
Mitsui Fudosan	19,600	367,376
Morinaga Milk Industry	1,500	55,489
NEC	15,900	574,430
Nidec	4,300	238,301
Nippon Telegraph & Telephone	46,100	1,382,333
Nitori Holdings	1,800	238,240
Nittoku	7,600	154,966
NTT Data	28,300	438,972
Pan Pacific International Holdings	17,200	318,082
Raito Kogyo	17,200	255,261
Renesas Electronics *	40,800	419,673
Rengo	75,800	534,997
Seven & i Holdings	11,700	552,391
Shin-Etsu Chemical	2,700	398,043
SHO-BOND Holdings	3,300	140,798
SMC	1,000	507,911
Solasto	6,200	32,664
Sony Group	7,400	661,202
Sumitomo Mitsui Financial Group	12,300	534,572
Suzuki Motor	9,300	348,677

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Taiyo Holdings	2,400	$44,274
Tokyu	47,300	608,249
Toyota Motor	60,900	894,360
Ushio	9,200	123,322
Yamaha	5,700	221,639

		21,540,528

Mexico — 0.3%
Fomento Economico Mexicano	30,100	263,540
Grupo Financiero Banorte, Cl O	62,600	518,605
Wal-Mart de Mexico	123,700	483,160

		1,265,305

Netherlands — 0.0%
Argenx ADR *	335	128,054

New Zealand — 0.1%
Meridian Energy	151,797	524,642

Portugal — 0.2%
EDP - Energias de Portugal	99,488	494,280
EDP Renovaveis	20,405	443,829

		938,109

Russia — 0.0%
Yandex, Cl A * (A)	16,554	–

South Africa — 0.1%
Absa Group	16,512	189,761
FirstRand	50,619	188,080

		377,841

South Korea — 0.9%
Doosan Bobcat	14,687	416,791
Hanwha Solutions *	20,231	749,746
Samsung Electronics	18,744	933,644
SK Hynix	23,485	1,698,996

		3,799,177

Spain — 0.5%
Acciona	2,379	464,141
Amadeus IT Group, Cl A *	1,821	114,730
Endesa	26,046	519,270
Iberdrola	43,237	507,244
Red Electrica	26,633	471,373

		2,076,758

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Sweden — 0.1%
Atlas Copco, Cl A	25,185	$298,847
Hexagon, Cl B	7,101	81,402

		380,249

Switzerland — 0.0%
ABB	2,973	103,507

Taiwan — 0.6%
Chailease Holding	72,152	543,748
Delta Electronics	52,000	504,268
MediaTek	10,880	262,871
Taiwan Semiconductor Manufacturing	73,600	1,298,805

		2,609,692

United Kingdom — 0.5%
AstraZeneca	3,298	432,078
Coats Group	221,126	198,836
Experian	12,972	474,379
SSE	23,936	510,905
Weir Group	22,471	495,351

		2,111,549

United States — 25.5%

Communication Services — 1.3%
Alphabet, Cl A *	24,685	2,439,865
AT&T	20,740	422,474
Comcast, Cl A	8,080	317,948
Interpublic Group	10,545	384,471
Meta Platforms, Cl A *	10,004	1,490,296
T-Mobile US *	1,046	156,178
Trade Desk, Cl A *	9,646	489,052
Warner Bros Discovery *	7,877	116,737

		5,817,021

Consumer Discretionary — 2.0%
Amazon.com *	6,620	682,721
Aramark	9,914	441,470
Best Buy	4,929	437,301
Chipotle Mexican Grill, Cl A *	601	989,474
General Motors	7,082	278,464
Hanesbrands *	11,990	101,196
Lowe’s	4,726	984,190
Lululemon Athletica *	937	287,547
NIKE, Cl B	11,346	1,444,686

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Target	9,761	$1,680,258
TJX	3,754	307,302
Ulta Beauty *	1,072	550,965
VF	3,475	107,517
Yum China Holdings	8,703	536,192

		8,829,283

Consumer Staples — 1.1%
Altria Group	6,153	277,131
Costco Wholesale	2,401	1,227,247
Estee Lauder, Cl A	3,181	881,391
Hershey	1,695	380,697
Monster Beverage *	6,188	644,047
Philip Morris International	1,398	145,728
Walmart	10,103	1,453,519

		5,009,760

Energy — 0.8%
Baker Hughes, Cl A	5,547	176,062
Chevron	4,746	825,899
Devon Energy	3,154	199,459
EOG Resources	2,043	270,187
Exxon Mobil	9,230	1,070,772
Schlumberger	15,142	862,791

		3,405,170

Financials — 2.1%
American Express	5,133	897,916
Bank of America	15,919	564,806
Discover Financial Services	2,259	263,693
Goldman Sachs Group	781	285,698
Huntington Bancshares	39,881	604,995
JPMorgan Chase	11,196	1,566,992
LPL Financial Holdings	1,724	408,795
Regions Financial	17,990	423,485
S&P Global	5,282	1,980,433
State Street	6,779	619,126
SVB Financial Group *	908	274,615
Synchrony Financial	5,920	217,442
T Rowe Price Group	4,032	469,607
Wells Fargo	11,820	554,003

		9,131,606

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — 2.5%
Abbott Laboratories	5,648	$624,386
Alcon	5,135	386,203
Align Technology *	977	263,526
AmerisourceBergen, Cl A	2,214	374,077
Avantor *	15,138	361,798
Charles River Laboratories International *	1,768	430,066
IDEXX Laboratories *	1,707	820,214
Johnson & Johnson	1,725	281,900
McKesson	4,971	1,882,418
Merck	7,765	834,039
Moderna *	1,785	314,267
Pfizer	8,608	380,129
Regeneron Pharmaceuticals *	1,890	1,433,508
Veeva Systems, Cl A *	681	116,145
Vertex Pharmaceuticals *	6,085	1,966,064
Zoetis, Cl A	2,415	399,658

		10,868,398

Industrials — 2.8%
3M	1,908	219,573
Allegion	4,501	529,092
Booz Allen Hamilton Holding, Cl A	4,086	386,699
Caterpillar	1,410	355,729
Cintas	412	182,821
Copart *	3,188	212,353
Dover	2,137	324,461
Emerson Electric	1,094	98,701
Equifax	2,108	468,398
Expeditors International of Washington	2,178	235,551
General Electric	1,427	114,845
Graco	2,894	197,718
Honeywell International	2,724	567,899
Hubbell, Cl B	616	141,008
Illinois Tool Works	5,106	1,205,220
Lockheed Martin	573	265,448
Northrop Grumman	684	306,459
Old Dominion Freight Line	503	167,620
Otis Worldwide	5,933	487,871
Quanta Services	6,195	942,817
Raytheon Technologies	6,060	605,091
Republic Services, Cl A	3,589	447,979

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Robert Half International	3,102	$260,444
Rockwell Automation	3,330	939,160
Rollins	5,926	215,706
Sunrun *	29,626	778,571
Trane Technologies	2,624	470,011
Union Pacific	2,249	459,223
United Parcel Service, Cl B	1,715	317,669
Westinghouse Air Brake Technologies	4,302	446,591

		12,350,728

Information Technology — 11.2%
Accenture, Cl A	2,770	772,968
Adobe *	3,896	1,442,845
Advanced Micro Devices *	1,800	135,270
Akamai Technologies *	3,586	318,975
Analog Devices	682	116,943
ANSYS *	1,719	457,873
Apple	7,535	1,087,225
Applied Materials	6,365	709,634
Arista Networks *	3,753	472,953
Autodesk *	4,073	876,347
Automatic Data Processing	1,510	340,973
Bill.com Holdings *	795	91,918
Broadcom	346	202,413
Broadridge Financial Solutions	3,623	544,754
Cadence Design Systems *	5,564	1,017,266
Ceridian HCM Holding *	1,195	86,375
Check Point Software Technologies *	3,058	388,978
Cisco Systems	28,061	1,365,729
Datadog, Cl A *	5,128	383,626
DocuSign, Cl A *	13,387	811,788
Enphase Energy *	2,516	556,992
Fidelity National Information Services	8,287	621,856
First Solar *	4,649	825,662
Fortinet *	19,667	1,029,371
Gartner *	338	114,291
GoDaddy, Cl A *	1,071	87,961
Hewlett Packard Enterprise	26,683	430,397
HP	19,609	571,406
HubSpot *	1,004	348,398
International Business Machines	8,257	1,112,466

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Intuit	3,841	$1,623,475
Juniper Networks	11,607	374,906
Lam Research	1,097	548,610
Marvell Technology	2,066	89,148
Mastercard, Cl A	3,057	1,132,924
Microchip Technology	1,198	92,989
Microsoft	19,176	4,752,004
MongoDB, Cl A *	431	92,324
Motorola Solutions	1,823	468,529
NVIDIA	6,651	1,299,406
NXP Semiconductors	3,229	595,137
Okta, Cl A *	10,932	804,704
ON Semiconductor *	1,222	89,756
Oracle	17,454	1,543,981
Palo Alto Networks *	3,800	602,832
Paychex	1,976	228,939
Paycom Software *	1,856	601,233
PayPal Holdings *	6,498	529,522
PTC *	2,868	386,836
QUALCOMM	8,600	1,145,606
Roper Technologies	807	344,387
Salesforce *	11,795	1,981,206
ServiceNow *	4,415	2,009,399
Shopify, Cl A *	16,231	799,701
Snowflake, Cl A *	4,508	705,232
Splunk *	5,339	511,316
Synopsys *	3,469	1,227,159
TE Connectivity	5,877	747,261
Teradyne	5,487	558,028
Texas Instruments	4,006	709,903
Trimble *	6,677	387,667
Tyler Technologies *	283	91,344
Unity Software *	10,036	356,479
Visa, Cl A	1,519	349,689
VMware, Cl A *	9,066	1,110,313
Workday, Cl A *	4,228	767,086
Zebra Technologies, Cl A *	1,286	406,607
Zoom Video Communications, Cl A *	6,664	499,800
Zscaler *	7,210	895,194

		48,784,285

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — 0.4%
Dow	2,428	$144,102
Ecolab	1,206	186,725
Nucor	4,908	829,550
Westrock	15,338	601,863

		1,762,240

Real Estate — 0.4%
CBRE Group, Cl A *	12,099	1,034,586
Weyerhaeuser	21,010	723,374

		1,757,960

Utilities — 0.9%
Atlantica Sustainable Infrastructure	15,478	424,407
Avangrid	11,102	468,171
Brookfield Renewable, Cl A	13,909	438,412
Clearway Energy, Cl C	12,484	421,834
IDACORP	4,398	465,353
NextEra Energy	5,635	420,540
NRG Energy	36,379	1,244,889

		3,883,606

		111,600,057

TOTAL COMMON STOCK (Cost $156,174,881)		170,029,224

U.S. TREASURY OBLIGATIONS — 13.7%

	Face Amount
U.S. Treasury Bond
3.250%, 05/15/2042	$12,922,000	11,989,193
3.125%, 02/15/2043	4,383,000	3,976,203
3.125%, 02/15/2042	4,352,000	3,979,020
U.S. Treasury Note
2.500%, 05/15/2024	13,564,000	13,204,236
2.000%, 06/30/2024	13,786,000	13,304,567
2.000%, 05/31/2024	13,749,000	13,287,657

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $62,239,225)		$59,740,876

CORPORATE OBLIGATIONS — 12.0%

Consumer Discretionary — 0.1%
Home Depot 3.750%, 02/15/2024	$320,000	316,625

Consumer Staples — 0.6%
General Mills 3.650%, 02/15/2024	2,774,000	2,736,815

Financials — 6.8%
American Express 3.700%, 08/03/2023	594,000	590,600
3.400%, 02/22/2024	3,012,000	2,964,616
Asian Development Bank MTN 5.178%, SOFR Index + 1.000%, 08/27/2026	606,000	617,956
0.250%, 07/14/2023 (B)	631,000	618,203
Bank of Montreal MTN 4.601%, SOFR Index + 0.270%, 04/14/2023	4,396,000	4,395,865
0.400%, 09/15/2023 (B)	2,998,000	2,915,192
Bank of New York Mellon MTN 4.592%, U.S. SOFR + 0.260%, 04/26/2024	619,000	617,043
0.350%, 12/07/2023 (B)	518,000	499,086
Canadian Imperial Bank of Commerce 5.129%, U.S. SOFR + 0.800%, 03/17/2023	3,997,000	3,999,537
0.450%, 06/22/2023 (B)	4,996,000	4,912,058
European Investment Bank 1.375%, 05/15/2023	1,193,000	1,181,607
0.250%, 09/15/2023	632,000	614,374
Kreditanstalt fuer Wiederaufbau 0.500%, 09/20/2024	1,238,000	1,161,109
0.250%, 04/25/2023	630,000	623,480
Morgan Stanley MTN 3.750%, 02/25/2023	601,000	600,417
State Street 3.700%, 11/20/2023	582,000	575,639
Toronto-Dominion Bank MTN 0.450%, 09/11/2023	3,157,000	3,074,806

		29,961,588

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Health Care — 1.8%
AstraZeneca 0.300%, 05/26/2023	$3,066,000	$3,022,679
Astrazeneca Finance 0.700%, 05/28/2024	1,006,000	955,389
Gilead Sciences 3.700%, 04/01/2024	2,346,000	2,315,744
0.750%, 09/29/2023	1,670,000	1,624,034

		7,917,846

Information Technology — 0.2%
Microsoft 2.875%, 02/06/2024	496,000	487,158
2.375%, 05/01/2023	265,000	263,626

		750,784

Real Estate — 2.5%
Country Garden Holdings 8.000%, 01/27/2024	1,569,000	1,372,406
Hopson Development Holdings 6.800%, 12/28/2023	341,000	323,664
New Metro Global 4.800%, 12/15/2024	200,000	170,236
RKPF Overseas 6.700%, 09/30/2024	1,550,000	1,427,163
5.900%, 03/05/2025	1,150,000	1,016,922
RKPF Overseas 7.875%, 02/01/2023	1,752,000	1,752,000
Seazen Group 6.000%, 08/12/2024	200,000	168,360
Wanda Properties International 7.250%, 01/29/2024	480,000	461,280
Yanlord Land HK 6.800%, 02/27/2024	2,129,000	2,080,033
6.750%, 04/23/2023	2,190,000	2,183,430

		10,955,494

TOTAL CORPORATE OBLIGATIONS (Cost $53,648,018)		52,639,152

EXCHANGE TRADED FUNDS — 1.2%

	Shares
Invesco DB Base Metals Fund	160,602	3,528,426

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

EXCHANGE TRADED FUNDS — continued

	Shares	Value
Xtrackers Harvest CSI 300 China Fund, Cl A	54,093	$1,688,242

TOTAL EXCHANGE TRADED FUNDS (Cost $5,288,771)		5,216,668

RIGHT — 0.0%

	Number of Rights

Brazil — 0.0%
Localiza Rent a Car, Strike Price 42.25 BRL, 02/07/2023 *	118	394

TOTAL RIGHT (Cost $—)		394

TOTAL INVESTMENTS — 65.7% (Cost $277,350,895)		$287,626,314

Percentages are based on Net Asset of 437,707,078.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNH — Chinese Yuan Offshore

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

INR — Indian Rupee

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NASDAQ – National Association of Securities Dealers and Automated Quotations

S&P— Standard & Poor’s

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

SOFR — Secured Overnight Financing Rate

TOPIX- Tokyo Price Index

USD — U.S. Dollar

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2023, is as follows:

						Unrealized
	Settlement	Currency to				Appreciation/
Counterparty	Date	Deliver		Currency to Receive		(Depreciation)
Morgan Stanley	03/15/23	USD	11,743,488	AUD	17,310,000	$494,931
Morgan Stanley	03/15/23	USD	17,467,121	INR	1,431,390,000	(14,712)
Morgan Stanley	03/15/23	USD	13,123,315	JPY	1,677,730,000	(159,666)
Morgan Stanley	03/15/23	USD	8,174,990	CNH	54,640,000	(65,395)
Morgan Stanley	03/15/23	USD	58,669,842	EUR	54,830,000	1,098,729
Morgan Stanley	03/15/23	USD	4,764,512	CNH	32,200,000	14,569
Morgan Stanley	03/15/23	USD	10,123,357	CAD	13,809,000	258,192
Morgan Stanley	03/15/23	USD	39,705,042	JPY	5,256,563,000	911,884
Morgan Stanley	03/15/23	USD	4,342,670	CHF	4,004,000	50,768
Morgan Stanley	03/15/23	USD	7,710,304	GBP	6,310,000	76,222
Morgan Stanley	03/15/23	USD	8,965,222	GBP	7,195,000	(86,608)

						$2,578,914

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JANUARY 31, 2023 (UNAUDITED)

The open futures contracts held by the Fund at January 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts
FTSE China A50	1,164	2/27/23	$16,228,992	$16,262,244	$33,252
Hang Seng China Enterprises Index	690	2/27/23	34,107,156	32,796,592	(1,256,745)
SGX Nifty 50	496	2/23/23	17,538,295	17,609,984	71,689
U.S. 5-Year Treasury Note	431	3/31/23	47,025,298	47,083,383	58,085
U.S. 10-Year Treasury Note	186	3/22/23	21,320,315	21,299,906	(20,409)
U.S. Ultra Long Treasury Bond	303	3/22/23	41,066,635	42,950,250	1,883,615

			$177,286,691	$178,002,359	$769,487

Short Contracts
MSCI EAFE Index	(41)	3/17/23	$(4,135,562)	$(4,343,950)	$(208,387)
MSCI Emerging Markets	(29)	3/17/23	(1,424,934)	(1,514,670)	(89,736)
NASDAQ 100 Index E-MINI	(38)	3/17/23	(8,520,321)	(9,235,520)	(715,199)
S&P 500 Index E-MINI	(281)	3/17/23	(56,606,257)	(57,464,500)	(858,243)
TOPIX Index	(117)	3/9/23	(16,603,613)	(17,756,962)	(313,573)

			$(87,290,687)	$(90,315,602)	$(2,185,138)

			$89,996,004	$87,686,757	$(1,415,651)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

PBI-QH-001-1400